Loss Per Share - Schedule of computation of basic net loss per share attributable to common stockholders (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Earnings Per Share [Line Items]
Net loss attributable to common stockholders	$ (66,931,068)	$ (51,910)
ColdQuanta, Inc. dba Infleqtion [Member]
Earnings Per Share [Line Items]
Net loss attributable to common stockholders	$ (31,795,000)		$ (53,764,000)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	46,185,671		39,808,027
Net loss per share attributable to common stockholders -	$ (0.69)		$ (1.35)